Securities (Tables)	6 Months Ended
Apr. 30, 2024
Disclosure of Financial Instruments [Abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at April 30, 2024

and October 31, 2023.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 18,693 $ 39 $ (125) $ 18,607 $ 18,335 $ 45 $ (170) $ 18,210
Provinces 20,540 95 (49) 20,586 19,953 105 (118) 19,940
U.S. federal, state, municipal governments, and

agencies debt

15,791 30 (197) 15,624 11,260 17 (275) 11,002
Other OECD government-guaranteed debt 1,698 2 (17) 1,683 1,521 1 (24) 1,498
Mortgage-backed securities 2,234 1 (24) 2,211 2,313 – (36) 2,277
58,956 167 (412) 58,711 53,382 168 (623) 52,927
Other debt securities

Asset-backed securities 3,473 1 (16) 3,458 4,146 – (32) 4,114
Corporate and other debt 9,173 59 (57) 9,175 8,946 43 (99) 8,890
12,646 60 (73) 12,633 13,092 43 (131) 13,004
Total debt securities 71,602 227 (485) 71,344 66,474 211 (754) 65,931
Equity securities

Common shares 3,075 237 (88) 3,224 3,191 95 (116) 3,170
Preferred shares 620 20 (168) 472 566 1 (224) 343
3,695 257 (256) 3,696 3,757 96 (340) 3,513
Total securities at fair value through

other comprehensive income
$ 75,297 $ 484 $ (741) $ 75,040 $ 70,231 $ 307 $ (1,094) $ 69,444
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
April 30, 2024 and October 31, 2023, and

dividend income recognized on these

securities for the three and six months

ended April 30, 2024 and April 30, 2023.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended For the six months ended
April 30, 2024 October 31, 2023 April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Fair value

Dividend income recognized

Dividend income recognized

Common shares $ 3,224 $ 3,170 $ 48 $ 45 $ 65 $ 62

Preferred shares 472 343 38 33 77 64
Total $ 3,696 $ 3,513 $ 86 $ 78 $ 142 $ 126

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stocks in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Equity Securities
Fair value $ 73 $ 121 $ 115 $ 166
Cumulative realized gain/(loss) (1) (5) (1) (8)
FHLB Stock
Fair value 4 637 163 637

Cumulative realized gain/(loss) – – – –

Summary of Securities Net Realized Gains (Losses)
The following table summarizes

the net realized gains and losses for the

three and six months ended April 30, 2024 and

April 30,

2023, which are included in
Other income (loss) on the Interim Consolidated

Statement of Income.
Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Debt securities at amortized cost $ (69) $ (36) $ (69) $ (36)
Debt securities at fair value through other

comprehensive income
3 15 9 14
Total $ (66) $ (21) $ (60) $ (22)

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
April 30, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities 1
Investment grade $ 364,534 $ – $ n/a 2 $ 364,534 $ 373,317 $ – $ n/a $ 373,317
Non-investment grade 259 62 n/a 321 519 – n/a 519
Watch and classified n/a 85 n/a 85 n/a 113 n/a 113
Default n/a n/a – – n/a n/a – –
Total debt securities 364,793 147 – 364,940 373,836 113 – 373,949
Allowance for credit losses on debt securities
at amortized cost 2 – – 2 2 – – 2
Total debt securities, net of

allowance
$ 364,791 $ 147 $ – $ 364,938 $ 373,834 $ 113 $ – $ 373,947
Includes debt securities backed by government-guaranteed loans of $ 142 million (October 31, 2023 – $
104

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.